Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2026	Jun. 08, 2026	Jun. 07, 2026	Dec. 31, 2025	Sep. 25, 2024	Sep. 04, 2024	Sep. 03, 2024	Jun. 30, 2024	Mar. 08, 2024	Dec. 31, 2023
Ordinary stock, par value									$ 0.0001
Ordinary stock, authorized			450,000,000						500,000,000
Common Class A [Member]
Ordinary stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Ordinary stock, authorized	4,500,000,000	4,500,000,000		450,000,000					450,000,000
Ordinary stock, shares issued	9,815,000			9,815,000	7,350,000
Ordinary stock, shares outstanding	9,815,000			9,815,000
Common Class B [Member]
Ordinary stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001
Ordinary stock, authorized	500,000,000	500,000,000	50,000,000	50,000,000			29,999,999		50,000,000
Ordinary stock, shares issued	22,650,000			22,650,000	22,650,000			30,000,000	1	30,000,000
Ordinary stock, shares outstanding	22,650,000			22,650,000				30,000,000		30,000,000